UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  May 10, 2010
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:43 Data Records

Form 13F Information Table Value Total:$221,899
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$195
6,035
SH

DEFINED

0
6,035
0
American Express
Common
009988572
$8,992
217,935
SH

SOLE
NONE
217,935
0
0
American Express
Common
009988572
$2,151
52,135
SH

DEFINED

0
52,135
0
Anixter International Inc.
Common
001144693
$6,168
131,660
SH

SOLE
NONE
131,660
0
0
Anixter International Inc.
Common
001144693
$1,593
34,005
SH

DEFINED

0
34,005
0
Boston Scientific Corporation
Common
009775641
$19
2,630
SH

SOLE
NONE
2,630
0
0
Boston Scientific Corporation
Common
009775641
$92
12,780
SH

DEFINED

0
12,780
0
Bunge Limited
Common
013317810
$9,799
158,995
SH

SOLE
NONE
158,995
0
0
Bunge Limited
Common
013317810
$2,397
38,895
SH

DEFINED

0
38,895
0
Clarcor Inc
Common
019217981
$2,971
86,135
SH

SOLE
NONE
86,135
0
0
Clarcor Inc
Common
019217981
$1,106
32,075
SH

DEFINED

0
32,075
0
Danaher Corp
Common
009962131
$11,529
144,275
SH

SOLE
NONE
144,275
0
0
Danaher Corp
Common
009962131
$2,580
32,285
SH

DEFINED

0
32,285
0
Dover Corp
Common
009974121
$7,035
150,485
SH

SOLE
NONE
150,485
0
0
Dover Corp
Common
009974121
$1,706
36,500
SH

DEFINED

0
36,500
0
Fiserv Inc
Common
010808065
$8,753
172,445
SH

SOLE
NONE
172,445
0
0
Fiserv Inc
Common
010808065
$2,208
43,490
SH

DEFINED

0
43,490
0
Honeywell International Inc
Common
010534801
$9,175
202,680
SH

SOLE
NONE
202,680
0
0
Honeywell International Inc
Common
010534801
$2,256
49,825
SH

DEFINED

0
49,825
0
Insituform Technologies A
Common
010065810
$10,189
382,900
SH

SOLE
NONE
382,900
0
0
Insituform Technologies A
Common
010065810
$2,480
93,215
SH

DEFINED

0
93,215
0
JP Morgan Chase & Co.
Common
012271654
$7,955
177,760
SH

SOLE
NONE
177,760
0
0
JP Morgan Chase & Co.
Common
012271654
$1,998
44,655
SH

DEFINED

0
44,655
0
Jacobs Engineering Group Inc.
Common
011768741
$5,284
116,930
SH

SOLE
NONE
116,930
0
0
Jacobs Engineering Group Inc.
Common
011768741
$576
12,736
SH

DEFINED

0
12,736
0
Johnson & Johnson
Common
009722513
$10,297
157,925
SH

SOLE
NONE
157,925
0
0
Johnson & Johnson
Common
009722513
$2,672
40,980
SH

DEFINED

0
40,980
0
MEMC Electronic Materials
Common
009708073
$7,575
494,135
SH

SOLE
NONE
494,135
0
0
MEMC Electronic Materials
Common
009708073
$1,896
123,710
SH

DEFINED

0
123,710
0
PerkinElmer Inc
Common
010702658
$8,175
342,065
SH

SOLE
NONE
342,065
0
0
PerkinElmer Inc
Common
010702658
$2,016
84,350
SH

DEFINED

0
84,350
0
Praxair Inc.
Common
009967419
$11,124
134,020
SH

SOLE
NONE
134,020
0
0
Praxair Inc.
Common
009967419
$2,746
33,087
SH

DEFINED

0
33,087
0
Resmed
Common
011540066
$12,648
198,715
SH

SOLE
NONE
198,715
0
0
Resmed
Common
011540066
$3,064
48,135
SH

DEFINED

0
48,135
0
Thermo Fisher Scientific
Common
009729917
$11,992
233,120
SH

SOLE
NONE
233,120
0
0
Thermo Fisher Scientific
Common
009729917
$2,520
48,985
SH

DEFINED

0
48,985
0
TJX Companies
Common
009961968
$13,732
322,945
SH

SOLE
NONE
322,945
0
0
TJX Companies
Common
009961968
$3,479
81,820
SH

DEFINED

0
81,820
0
Wabtec Corp
Common
011540104
$7,832
185,950
SH

SOLE
NONE
185,950
0
0
Wabtec Corp
Common
011540104
$1,947
46,225
SH

DEFINED

0
46,225
0
Yum! Brands Inc.
Common
014856862
$7,852
204,850
SH

SOLE
NONE
204,850
0
0
Yum! Brands Inc.
Common
014856862
$1,125
29,340
SH

DEFINED

0
29,340
0
S REPORT SUMMARY
43 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED